Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
bbl in Millions, MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2021 Bcfe MMBoe MMBbls	Dec. 31, 2020 Bcfe MMBoe MMBbls	Dec. 31, 2019 MMBoe Bcfe MMBbls bbl	Dec. 31, 2018 bbl MMBbls
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	18,844	18,202	20,312
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	18,550	17,946
Proved developed and undeveloped reserves | bbl			19,959	20,385
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,272	5,402	7,540
Crude oil and condensate [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,064	5,206	7,253	7,641
Crude oil and condensate [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	5,286	4,375	6,500
Crude oil and condensate [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	778	831	753
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	75,427	76,800	76,630
Natural gas [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	74,916	76,437
Proved developed and undeveloped reserves | bbl			76,236,000	76,467,000
Natural gas [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	73,459	74,794	74,533
Natural gas [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	1,455	1,643	1,703